Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	67,632	57,602	50,410
Weighted- average years to expiry (in years) | year	3.28
Weighted-average exercise price (in Cdn.$per share)	$ 2.96	$ 2.70	$ 2.24
Number of exercisable options (in shares) | shares	37,372
Weighted-average exercise price (in Cdn.$per share)	$ 2.63
1.12 – 1.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	8,513
Weighted- average years to expiry (in years) | year	2.09
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
Number of exercisable options (in shares) | shares	7,558
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
2.00 – 2.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	10,610
Weighted- average years to expiry (in years) | year	1.35
Weighted-average exercise price (in Cdn.$per share)	$ 2.08
Number of exercisable options (in shares) | shares	10,174
Weighted-average exercise price (in Cdn.$per share)	$ 2.05
3.00 – 3.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	48,434
Weighted- average years to expiry (in years) | year	3.91
Weighted-average exercise price (in Cdn.$per share)	$ 3.47
Number of exercisable options (in shares) | shares	19,590
Weighted-average exercise price (in Cdn.$per share)	$ 3.50
4.00 – 4.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	75
Weighted- average years to expiry (in years) | year	3.10
Weighted-average exercise price (in Cdn.$per share)	$ 4.05
Number of exercisable options (in shares) | shares	50
Weighted-average exercise price (in Cdn.$per share)	$ 4.05
Bottom of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.12
Bottom of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.00
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Top of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.99
Top of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 4.99